Business Combination and Other Transaction (Details) - Schedule of acquisition of Nanox AI - Nanox AI Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Revenue	$ 2,363	$ 1,550
Net loss	$ (87,045)	$ (69,875)